SEGMENT INFORMATION - Reconciliation of segment loss from operation to corporate loss (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of segment loss from operations to corporate loss
Loss from operations of reportable segments	$ (3,694,060)			$ (3,306,293)			$ (10,049,646)	$ (10,430,130)	$ (14,024,765)	$ (10,953,290)
General corporate expenses (b)	2,930,627			2,635,863			8,423,602	8,440,919	11,447,894	12,751,644
Interest income	40,267			36,295			168,672	84,972
Unrealized gain on change in fair value of warrants classified as a liability	6,410			5,160,000			318,840	9,564,000	9,430,000	854,400
Unrealized loss on change in fair value of warrants classified as a liability - warrant modification								(394,000)	(394,000)
Transaction costs allocated to warrant liabilities								(633,198)	(633,198)
Loss on issuance of warrants								(1,633,767)	(1,633,767)
Other (expense) income, net	(531)			(103)			(23,778)	(9,060)	(8,877)	642
Net loss from discontinued operations	(336,195)			(33,791)			(403,120)	(272,397)
Consolidated net (loss) income	(3,984,109)	$ (3,336,120)	$ (2,668,713)	1,849,501	$ (4,493,783)	$ (1,130,281)	(9,988,942)	(3,774,563)	(7,088,306)	(10,022,916)
Operating segment
Reconciliation of segment loss from operations to corporate loss
Loss from operations of reportable segments	(1,851,367)			(2,244,206)			(5,364,735)	(6,748,159)	(8,830,471)	(6,137,013)
General corporate expenses (b)	1,194,353			1,623,857			4,086,903	4,901,312
Segment reconciling items
Reconciliation of segment loss from operations to corporate loss
General corporate expenses (b)	$ (1,842,693)			$ (1,102,485)			$ (4,684,821)	$ (4,005,351)	$ 5,194,294	$ 4,816,277